Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Line Items]
Schedule of Allowance for Credit Losses

As at the end of each reporting period, the aging analysis of accounts receivable, net of provision for allowance for expected credit losses, based on due date is as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Within 30 days	6,767,079	8,957,903	6,943,718
Between 31 and 60 days	1,354,777	2,459,726	1,906,657
Between 61 and 90 days	1,260,919	1,376,531	1,067,018
Between 91 and 120 days	649,852	1,148,936	890,598
Over 120 days	1,514,391	1,562,113	1,210,872
Total accounts receivable, net	11,547,018	15,505,209	12,018,863

Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Accounts receivable – third parties	12,656,589	16,647,854	12,904,584
Less: Provision for allowance for credit losses – third parties	(1,109,571)	(1,142,645)	(885,721)
Accounts receivable, net	11,547,018	15,505,209	12,018,863

Third Parties [Member]
Accounts Receivable, Net [Line Items]
Schedule of Allowance for Credit Losses

Movements in provision for allowance for credit losses — third parties are as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Provision for allowance for expected credit losses, beginning	751,145	1,109,571	860,084
Additions, net	358,426	33,074	25,637
Provision for allowance for expected credit losses, ending	1,109,571	1,142,645	885,721